SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Collaboration Arrangements and Partnership Agreements (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	May 18, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expense reimbursements	$ 3,410	$ 34
One Partner
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expense reimbursements	$ 3,360
Convertible Promissory Note, January 2026 | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Performance of research and development services			$ 900